Loss per share calculation	6 Months Ended
Jun. 30, 2020
Loss per share calculation
Loss per share calculation

8. Loss per share calculation

For the six months ended June 30, 2020, the basic loss per share of 16.0p (June 30, 2019: 13.7p) is calculated by dividing the loss for the six months ended June 30, 2020 by the weighted average number of ordinary shares in issue of 105,908,648 during the six months ended June 30, 2020 (June 30, 2019: 105,326,638). Potential ordinary shares are not treated as dilutive as the entity is loss making and such shares would be anti-dilutive.

For the three months ended June 30, 2020, the basic loss per share of 6.9p (June 30, 2019: 8.5p) is calculated by dividing the loss for the three months ended June 30, 2020 by the weighted average number of ordinary shares in issue of 106,360,580 during the three months ended June 30, 2020 (June 30, 2019: 105,326,638). Potential ordinary shares are not treated as dilutive as the entity is loss making and such shares would be anti-dilutive.

Each ADS represents 8 ordinary shares of the Company, so the profit or loss per ADS in any period is equal to eight times the profit or loss per share.